FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Company measured its financial assets and liabilities including cash equivalents, trading securities and game license payment liabilities at fair value on a recurring basis as of December 31, 2011 and 2012.

Cash equivalents included time deposits that can been withdrawn at any time and are stated at fair value. Trading securities included government debt securities and corporate equity securities that are traded publicly in the open market. The Company classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Company did not have Level 2 investments as of December 31, 2011 and 2012.

Game license payment liabilities arising from the acquisition of intangible assets relating to a game license in 2012 are classified within Level 3 of the fair value hierarchy because the Company recorded the present value of the installment payment liabilities using discounted cash flow ("DCF") method. The significant unobservable input used in the DCF model was the discount rate of 3.25% which approximated to the Company's expected borrowing rate from banks in the United States. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2012				As of December 31, 2011
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents - term deposits	$47,355,121	$-	$-	$47,355,121	$57,420,513	$-	$-	$57,420,513
Trading securities	$-	$-	$-	$-	$7,754,630	$-	$-	$7,754,630
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	-	-
Total	$47,355,121	$-	$43,660,000	$91,015,121	$65,175,143	$-	$-	$65,175,143

Measured on nonrecurring basis

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

Goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

Warrants and intangible assets purchased with issued warrants as consideration are measured at fair value on a nonrecurring basis on the transaction date (see Note 20).